INCOME TAXES - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	34.00%
Maximum permitted tax loss carry forwards percentage	30.00%
Unrecognised tax benefits	R$ 4,193,767
Provision for non-recoverability of tax losses	1,273,741	R$ 1,286,666
Rumo S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences	1,311,233
Cosan S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for non-recoverability of tax losses	2,560,406
Cosan Oito S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences	100,431
Cosan Luxemburgo [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences	224,412
Other Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	R$ 2,715